Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow from Operating Activities:
Net income	$ 3,583,546	$ 3,946,008
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation and amortization, bank premises and equipment	1,022,178	1,035,739
Provision for loan losses	1,000,000	1,016,668
Deferred income tax	(114,334)	(456,275)
Net gain on sale of loans	(792,303)	(1,203,014)
Gain on sale of bank premises and equipment	0	(4,584)
Loss on sale of OREO	7,212	10,807
Gain on Trust LLC	(147,779)	(70,344)
Amortization of bond premium, net	399,486	382,422
Write down of Fannie Mae preferred stock	0	25,804
Write down of OREO	10,000	91,500
Proceeds from sales of loans held for sale	41,847,797	53,544,819
Originations of loans held for sale	(40,977,123)	(54,383,760)
Decrease in taxes payable	(492,939)	(288,003)
Decrease in interest receivable	89,021	105,692
Amortization of FDIC insurance assessment	401,296	572,408
Increase in mortgage servicing rights	(20,734)	(143,747)
Decrease (increase) in other assets	62,072	(281,602)
Increase in cash surrender value of bank owned life insurance	(129,915)	(120,315)
Amortization of core deposit intangible	426,086	532,608
Amortization of limited partnerships	615,864	495,592
Decrease in unamortized loan fees	(81,602)	(77,837)
Decrease in interest payable	(41,966)	(42,248)
(Decrease) increase in accrued expenses	(55,074)	12,451
(Decrease) increase in other liabilities	(321,870)	175,743
Net cash provided by operating activities	6,288,919	4,876,532
Investments - held-to-maturity
Maturities and pay downs	46,799,907	55,629,885
Purchases	(39,061,352)	(48,304,349)
Investments - available-for-sale
Maturities, calls, pay downs and sales	14,000,000	9,160,000
Purchases	(58,981,492)	(7,078,717)
Purchase of restricted equity securities	0	(401,700)
Increase (decrease) in limited partnership contributions payable	1,816,000	(766,455)
Investments in limited partnerships	(2,779,260)	0
Decrease (increase) in loans, net	1,519,714	(8,724,874)
Proceeds from sales of bank premises and equipment, net of capital expenditures	(945,433)	(185,712)
Proceeds from sales of OREO	1,324,088	170,843
Recoveries of loans charged off	100,240	113,413
Net cash used in investing activities	(36,207,588)	(387,666)
Cash Flows from Financing Activities:
Net increase in demand and NOW accounts	21,711,190	29,635,587
Net increase in money market and savings accounts	760,602	13,309,688
Net decrease in time deposits	(6,270,746)	(23,538,742)
Net increase in repurchase agreements	2,537,631	65,601
Net decrease in short-term borrowings	0	(3,401,000)
Proceeds from long-term borrowings	0	28,000,000
Repayments on long-term borrowings	(15,000,000)	(5,000,000)
Decrease in capital lease obligations	(1,372)	(41,697)
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,614,647)	(1,485,659)
Net cash provided by financing activities	1,935,158	37,356,278
Net (decrease) increase in cash and cash equivalents	(27,983,511)	41,845,144
Cash and cash equivalents:
Beginning	51,448,287	9,603,143
Ending	23,464,776	51,448,287
Supplemental Schedule of Cash Paid During the Period
Interest	5,637,594	6,569,985
Income taxes	841,550	1,300,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities available-for-sale	86,475	(54,885)
Loans and bank premises transferred to OREO	221,000	740,450
Investments in limited partnerships
Investments in limited partnerships	(2,779,260)	0
Increase (decrease) in limited partnership contributions payable	1,816,000	(766,455)
Total investments in limited partnerships	(963,260)	(766,455)
Common Shares Dividends Paid
Dividends declared	2,613,143	2,197,251
(Increase) decrease in dividends payable attributable to dividends declared	(47,733)	1,207
Dividends reinvested	(950,763)	(712,799)
Total common shares dividend paid	$ 1,614,647	$ 1,485,659